Note 3 - Inventory (Tables)	9 Months Ended
Sep. 30, 2015
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2014	2013

Inventory - finished goods	$263,027	$254,864
Inventory - parts	92,744	73,142
Gross inventory	355,771	328,006
Provision for losses and obsolescence	(83,900)	(82,000)
Net inventory	$271,871	$246,006